Group income statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Revenue		£ 22,905	£ 23,428	£ 23,723
Operating costs		(19,622)	(20,007)	(20,342)
Operating profit (loss)		3,283	3,421	3,381
Finance expense		(941)	(790)	(776)
Finance income		44	34	12
Net finance expense		(897)	(756)	(764)
Share of post tax profit (loss) of associates and joint ventures		(33)	1	(1)
Profit (loss) before taxation		2,353	2,666	2,616
Taxation		(619)	(507)	(584)
Profit (loss) for the year		£ 1,734	£ 2,159	£ 2,032
Earnings per share
Basic (in GBP per share)		£ 0.175	£ 0.218	£ 0.205
Diluted (in GBP per share)		£ 0.174	£ 0.216	£ 0.204
Before Specific Items
Statements [Line Items]
Revenue		£ 22,824	£ 23,459	£ 23,746
Operating costs		(19,213)	(19,613)	(19,755)
Operating profit (loss)		3,611	3,846	3,991
Finance expense		(796)	(651)	(558)
Finance income		39	34	12
Net finance expense		(757)	(617)	(546)
Share of post tax profit (loss) of associates and joint ventures		6	1	(1)
Profit (loss) before taxation		2,860	3,230	3,444
Taxation		(536)	(619)	(671)
Profit (loss) for the year		£ 2,324	£ 2,611	£ 2,773
Earnings per share
Basic (in GBP per share)		£ 0.235	£ 0.263	£ 0.279
Diluted (in GBP per share)		£ 0.233	£ 0.261	£ 0.278
Specific Items
Statements [Line Items]
Revenue	[1]	£ 81	£ (31)	£ (23)
Operating costs	[1]	(409)	(394)	(587)
Operating profit (loss)	[1]	(328)	(425)	(610)
Finance expense	[1]	(145)	(139)	(218)
Finance income	[1]	5
Net finance expense	[1]	(140)	(139)	(218)
Share of post tax profit (loss) of associates and joint ventures	[1]	(39)
Profit (loss) before taxation	[1]	(507)	(564)	(828)
Taxation	[1]	(83)	112	87
Profit (loss) for the year	[1]	£ (590)	£ (452)	£ (741)
Earnings per share
Basic (in GBP per share)	[1]	£ (0.060)	£ (0.045)	£ (0.074)
Diluted (in GBP per share)	[1]	£ (0.059)	£ (0.045)	£ (0.074)

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.